Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
INVENTORIES

Note 4 – INVENTORIES

As of December 31, 2017 and 2016, inventories consisted of the following:

	December 31, 2017	December 31, 2016
Raw materials	$2,392,731	$1,822,614
Work in progress	4,106,837	1,911,656
Finished goods	2,635,764	2,238,854
Total	$9,135,332	$5,973,124

The work in progress and finished goods held by third parties were $1,356,461 and $208,731 as of December 31, 2017, respectively. The work in progress and finished goods held by third parties were $308,742 and $103,024 as of December 31, 2016, respectively.